Offerings	Aug. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.70% Notes due 2034
Amount Registered | shares	250,000,000
Maximum Aggregate Offering Price	$ 258,802,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 39,622.66
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee" table in Arizona Public Service Company's Registration Statement on Form S-3 (File No. 333-277448-01), which was filed on February 28, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.90% Notes due 2055
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 696,297,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 106,603.07
Offering Note	See note 1.